Other Assets (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expense And Other Assets [Line Items]
Contract with customer, asset, allowance for credit loss	¥ 27		$ 4	¥ 7
Contract with customer, asset, credit loss expense (reversal)	9	$ 1
Contract with customer, asset, allowance for credit loss, writeoff	0
Accounting Standards Update 2016-13
Prepaid Expense And Other Assets [Line Items]
Contract with Customer, Asset, Allowance for Credit Loss, Period Increase (Decrease)	¥ 11	$ 2